Note 10 - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 12,256	$ 14,018	$ 15,178
Net charge (credit) to income	1,382	68	(831)
Deduction	(8,729)	(1,552)	(1,063)
Currency translation adjustment	1,131	(278)	734
Balance at end of year	6,040	12,256	14,018
Allowance for doubtful accounts
Balance at beginning of year	4,614	6,886	8,694
Net charge (credit) to income	(720)	(1,555)	(1,317)
Deduction	(1,425)	(664)	(1,063)
Currency translation adjustment	111	(53)	572
Balance at end of year	2,580	4,614	6,886
Inventory impairment Lower of cost or market
Balance at beginning of year	2,019	1,196	3,214
Net charge (credit) to income	1,157	1,725	(2,219)
Deduction	(3,945)	(888)
Currency translation adjustment	1,025	(14)	201
Balance at end of year	256	2,019	1,196
Inventory impairment Obsolescence
Balance at beginning of year	1,306	1,119	781
Net charge (credit) to income	419	268	245
Deduction	(336)
Currency translation adjustment	(16)	(81)	93
Balance at end of year	1,373	1,306	1,119
Allowance for deferred tax assets
Balance at beginning of year	875	4,817	2,489
Net charge (credit) to income	466	(3,942)	2,460
Deduction
Currency translation adjustment			(132)
Balance at end of year	1,341	875	4,817
Inventory impairment Charges related to flooding
Balance at beginning of year	3,442
Net charge (credit) to income	60	3,572
Deduction	(3,023)
Currency translation adjustment	11	(130)
Balance at end of year	$ 490	$ 3,442